Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified									0 Months Ended				0 Months Ended			0 Months Ended					0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2012 7 7/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 Incremental Facility [Member]	Apr. 18, 2014 Subsequent Event [Member]	Feb. 03, 2014 Subsequent Event [Member]	Jan. 10, 2014 Subsequent Event [Member]	Jan. 10, 2014 Subsequent Event [Member] 5 3/8% Senior Notes [Member]	Apr. 18, 2014 Subsequent Event [Member] LIBO Rate [Member]	Apr. 18, 2014 Subsequent Event [Member] Base Rate [Member]	Apr. 18, 2014 Subsequent Event [Member] 7 7/8% Senior Subordinated Notes [Member]	Apr. 18, 2014 Subsequent Event [Member] Debt Ratio Less Than Or Equal To Three [Member] LIBO Rate [Member]	Apr. 18, 2014 Subsequent Event [Member] Debt Ratio Less Than Or Equal To Three [Member] Base Rate [Member]	Apr. 18, 2014 Subsequent Event [Member] Term A Loan Facility [Member]	Apr. 18, 2014 Subsequent Event [Member] Incremental Facility [Member]	Feb. 03, 2014 Subsequent Event [Member] Incremental Facility [Member]	Feb. 03, 2014 Subsequent Event [Member] Senior Credit Facility [Member]
Subsequent Event [Line Items]
Aggregate principal amount of Senior Notes	$ 1,946,761	$ 1,938,802	$ 2,160,854	$ 400,000	$ 400,000	$ 400,000						$ 510,000
Proceeds received on 5 3/8% Senior Subordinated Notes											502,300
Interest rate on convertible notes				7.875%	7.875%		7.875%		7.875%			5.375%
Increase in credit Facility		250,000						300,000		400,000								300,000	500,000	500,000
Amended and restated date									Apr. 18, 2014	Feb. 09, 2012											Feb. 03, 2014
Revolving credit facility maturity date										Feb. 02, 2019
Aggregate principal amount of debt issued		$ 1,938,802					$ 400,000								$ 400,000
Term A Loan Adjusted Base Rate													2.00%	1.00%		1.75%	0.75%
Ratio of indebtedness to net capital minimum													1	1
Ratio of indebtedness to net capital one													3.00	3.00